Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Number of Options Outstanding
Outstanding, Beginning Balance | shares	88,843,972		91,074,140		57,775,914
Granted | shares	16,077,700		33,964,176		47,216,792
Exercised | shares	(15,253,500)		(20,133,668)		(7,732,317)
Forfeited | shares	(9,030,781)		(14,759,778)		(5,498,453)
Expired | shares	(1,318,892)		(1,300,898)		(687,796)
Outstanding, Ending Balance | shares	79,318,499		88,843,972		91,074,140		57,775,914
Vested and expected to vest | shares		78,405,625		85,578,313		88,168,431
Exercisable | shares		32,504,454		32,925,154		32,959,964
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 2.38		$ 1.69		$ 0.57
Granted		8.09		3.29		2.79
Exercised		1.55		0.49		0.40
Forfeited		3.02		2.69		1.17
Expired		4.49		4.11		0.62
Outstanding, Ending Balance		3.59		2.38		1.69	$ 0.57
Vested and expected to vest		3.58		2.37		1.67
Exercisable		$ 2.28		$ 1.78		$ 0.73
Weighted Average Remaining Contractual Life, Outstanding, Options	6 years 4 months 20 days		6 years 9 months 7 days		8 years 2 months 23 days		8 years 6 months 7 days
Weighted Average Remaining Contractual Life, Options, Vested and expected to vest	6 years 4 months 20 days		6 years 9 months 3 days		8 years 2 months 15 days
Weighted Average Remaining Contractual Life, Options, Exercisable	6 years 2 months 26 days		6 years 4 months 2 days		7 years 5 months 12 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 3,581,119		$ 164,363		$ 425,988	$ 114,299
Aggregate Intrinsic Value, Vested and expected to vest, Options | $		3,540,734		159,483		413,978
Aggregate Intrinsic Value, Exercisable, Options | $		$ 1,510,113		$ 80,801		$ 185,787
Weighted-average grant date fair value for options granted		$ 4.03		$ 1.46		$ 1.93
Recognized share-based compensation expenses | ¥	¥ 187,094		¥ 333,495		¥ 679,468
Nio Incentive Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Requisite service period	4 years
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	36 months
Vesting percentage	75.00%
Nio Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years
Requisite service period	4 years
Nio Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Requisite service period	5 years
Options | Nio Incentive Plan [Member]
Weighted Average Exercise Price, Options
Recognized share-based compensation expenses | ¥	¥ 177,543		¥ 329,693		¥ 437,320